Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Series B Redeemable Convertible Preferred Stock [Member]
Adjustment for preferred stock tranche liability incurred	$ 33		$ 5,400
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs	$ 6		300
Series B Redeemable Convertible Preferred Stock [Member] | Conversion Of Convertible Debt Into Redeemable Convertible Preferred Stock [Member]
Adjustment for preferred stock tranche liability incurred			$ 800
Series B Redeemable Convertible Preferred Stock [Member] | Issuance Of Redeemable Convertible Preferred Stock Including Extinguishment Of Preferred Stock Tranche Liability [Member]
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs		$ 6
Adjustment for extinguishment of preferred stock tranche liability		$ 15,200